Shareholder Report, Average Annual Return (Details)					12 Months Ended		53 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	120 Months Ended
	Jul. 17, 2024	Oct. 27, 2020	Mar. 19, 2019	Apr. 03, 2018	Mar. 31, 2025	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000025777
Average Annual Return [Line Items]
Average Annual Return, Percent					17.05%			17.39%			10.64%
C000025774
Average Annual Return [Line Items]
Average Annual Return, Percent					22.43%			24.37%			14.50%
C000025772
Average Annual Return [Line Items]
Average Annual Return, Percent					(2.48%)			10.43%			8.08%
C000025769
Average Annual Return [Line Items]
Average Annual Return, Percent					(17.04%)			27.76%			13.57%
C000198491
Average Annual Return [Line Items]
Average Annual Return, Percent					6.16%			19.72%		10.95%
C000025775
Average Annual Return [Line Items]
Average Annual Return, Percent					19.60%			24.94%			12.96%
C000025773
Average Annual Return [Line Items]
Average Annual Return, Percent					3.19%			10.36%			12.17%
C000025768
Average Annual Return [Line Items]
Average Annual Return, Percent					(9.43%)			37.12%			5.05%
C000025770
Average Annual Return [Line Items]
Average Annual Return, Percent					(16.11%)			28.34%			(6.80%)
C000025771
Average Annual Return [Line Items]
Average Annual Return, Percent					5.65%			11.23%			3.65%
C000012058
Average Annual Return [Line Items]
Average Annual Return, Percent					9.22%			9.35%			5.18%
C000025776
Average Annual Return [Line Items]
Average Annual Return, Percent					10.92%			13.47%			5.71%
C000012063
Average Annual Return [Line Items]
Average Annual Return, Percent					27.38%			4.42%			1.48%
C000012077
Average Annual Return [Line Items]
Average Annual Return, Percent					7.66%			18.30%			12.03%
C000012076
Average Annual Return [Line Items]
Average Annual Return, Percent					7.57%			19.88%			14.92%
C000012075
Average Annual Return [Line Items]
Average Annual Return, Percent					6.98%			15.95%			8.61%
C000210345
Average Annual Return [Line Items]
Average Annual Return, Percent					13.34%			21.67%	9.05%
C000222498
Average Annual Return [Line Items]
Average Annual Return, Percent					(0.67%)		12.49%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index						MSCI USA Index
Average Annual Return, Percent					8.17%			18.58%		13.39%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index					S&P Total Market Index
Average Annual Return, Percent					7.09%			18.08%			11.72%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.22%			18.18%			11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.22%			18.18%			11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.22%			18.18%			11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.22%			18.18%			11.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.22%			18.18%	13.05%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.22%		12.81%
Dow Jones U.S. Select Aerospace & Defense Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Aerospace & Defense Index™	Dow Jones U.S. Select Aerospace & Defense Index™
Average Annual Return, Percent					17.52%			17.84%			11.10%
Dow Jones U.S. Select Investment Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Investment Services Index™	Dow Jones U.S. Select Investment Services Index™
Average Annual Return, Percent					22.90%			24.77%			14.92%
Dow Jones U.S. Select Health Care Providers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Health Care Providers Index™	Dow Jones U.S. Select Health Care Providers Index™
Average Annual Return, Percent					(2.13%)			10.82%			8.49%
Dow Jones U.S. Select Home Construction Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Home Construction Index™	Dow Jones U.S. Select Home Construction Index™
Average Annual Return, Percent					(16.54%)			28.34%			14.06%
NYSE FactSet U.S. Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NYSE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> FactSet U.S. Infrastructure Index	NYSE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> FactSet U.S. Infrastructure Index
Average Annual Return, Percent					6.54%			20.08%		11.29%
Dow Jones U.S. Select Insurance Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Insurance Index™	Dow Jones U.S. Select Insurance Index™
Average Annual Return, Percent					20.08%			25.44%			13.41%
S&P U.S. Manufacturing Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Manufacturing Select (USD) GR Index
Dow Jones U.S. Select Medical Equipment Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Medical Equipment Index™	Dow Jones U.S. Select Medical Equipment Index™
Average Annual Return, Percent					3.58%			10.78%			12.62%
Dow Jones U.S. Select Oil Exploration & Production Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Oil Exploration & Production Index™	Dow Jones U.S. Select Oil Exploration & Production Index™
Average Annual Return, Percent					(9.10%)			37.69%			5.46%
Dow Jones U.S. Select Oil Equipment & Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Oil Equipment & Services Index™	Dow Jones U.S. Select Oil Equipment & Services Index™
Average Annual Return, Percent					(15.85%)			28.94%			(6.50%)
Dow Jones U.S. Select Pharmaceuticals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Pharmaceuticals Index™	Dow Jones U.S. Select Pharmaceuticals Index™
Average Annual Return, Percent					5.98%			11.55%			3.95%
Dow Jones U.S. Real Estate Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Real Estate Capped Index™	Dow Jones U.S. Real Estate Capped Index™
Average Annual Return, Percent					9.63%			9.69%			5.57%
Dow Jones U.S. Select Regional Banks Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Regional Banks Index™	Dow Jones U.S. Select Regional Banks Index™
Average Annual Return, Percent					11.34%			13.92%			6.14%
Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Telecommunications RIC 22.5/45 Capped Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Average Annual Return, Percent					27.86%			4.75%			1.70%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					7.82%			18.47%			12.18%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Growth Index	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent					7.76%			20.09%			15.12%
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Value Index	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent					7.18%			16.15%			8.79%
Focused Value Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Focused Value Select Index		Focused Value Select Index
Average Annual Return, Percent					13.68%			22.05%	9.36%
Russell 2000 Focused Value Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Focused Value Select Index			Russell 2000 Focused Value Select Index
Average Annual Return, Percent					(0.36%)		12.86%